UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Andrea Melia
Aberdeen Standard Investments Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

(b) Not applicable.

Semi-annual Report

April 30, 2021

Letter to Shareholders (unaudited)

Dear Shareholder,

We present this Semi-Annual Report, which covers the activities of Aberdeen Global Income Fund, Inc. (the "Fund"), for the six-month period ended April 30, 2021. The Fund's principal investment objective is to provide high current income by investing primarily in fixed income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

Total Investment Return1

For the six-month period ended April 30, 2021, the total return to shareholders of the Fund based on the net asset value ("NAV") and market price of the Fund are as follows:

NAV[2,3]	9.0%
Market Price[2]	32.5%

For more information about Fund performance, please visit the Fund on the web at www.aberdeenfco.com. Here, you can view monthly quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.

NAV and Market Price

The below table represents comparison from six-month period end to prior fiscal year end of Market Price to NAV and associated Premium.

	NAV	Price	Premium
4/30/2021	$6.76	$8.53	26.2%
10/31/2020	$6.55	$6.80	3.8%

During the six-month period ended April 30, 2021, the Fund's NAV was within a range of $6.55 to $7.10 and the Fund's market price was within a range of $6.92 to $8.79. During the six-month period ended April 30, 2021, the Fund's shares traded within a range of a premium of 4.8% to 29.3%.

Managed Distribution Policy

Distributions to common shareholders for the twelve-months ended April 30, 2021 totaled $0.84 per share. Based on the market price of $8.53 on April 30, 2021, the distribution rate over the twelve-month period ended April 30, 2021 was 9.9%. Based on the NAV price of $6.76 on April 30, 2021, the distribution rate over the twelve-month period ended April 30, 2021 was 12.4%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On May 11, 2021 and June 9, 2021, the Fund announced that it will pay on May 28, 2021 and June 30, 2021, respectively, a distribution of U.S. $0.07 per share to all shareholders of record as of May 21, 2021 and June 23, 2021, respectively.

The Fund's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a non-taxable return of capital. This policy is subject to an annual review as well as regular review at the quarterly meetings of the Fund's Board of Directors, unless market conditions require an earlier evaluation.

Open Market Repurchase Program

The Fund's policy is generally to buy back Fund shares on the open market when the Fund trades at certain discounts to NAV and management believes such repurchases may enhance shareholder value. During the six-month period ended April 30, 2021 and fiscal year ended October 31, 2020, the Fund did not repurchase any shares.

Revolving Credit Facility

The Fund's $40,000,000 revolving credit facility with The Bank of Nova Scotia was renewed for a 3-year term on February 28, 2020. The Fund's outstanding balance as of April 30, 2021 was $20.3 million. Under the terms of the loan facility and applicable regulations, the Fund is required to maintain certain asset coverage ratios for the amount of its outstanding borrowings. The Board regularly reviews the use of leverage by the Fund. The Fund is also authorized to use reverse repurchase agreements as another form of leverage.

Portfolio Holdings Disclosure

The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund's semiannual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC's website at http://www.sec.gov. The Fund makes the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

1	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. Net asset value return data include investment management fees, custodial charges and administrative fees (such as Director and legal fees) and assumes the reinvestment of all distributions.
2	Assuming the reinvestment of dividends and distributions.
3	The Fund's total return is based on the reported net asset value ("NAV") for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.

Aberdeen Global Income Fund, Inc.	1

Letter to Shareholders (unaudited) (concluded)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC's website at http://www.sec.gov.

Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered "unclaimed property" due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Fund's transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund's transfer agent will follow the applicable state's statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund's transfer agent.

COVID-19

The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Although some markets have rebounded, others have not. These circumstances may recur or continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Fund, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will vary from market to market and, in some cases, may not be known for some time.

LIBOR

Under the revolving credit facility, the Fund is charged interest on amounts borrowed at a variable rate, which may be based on the London Interbank Offered Rate ("LIBOR") plus a spread. In 2017, the head of the United Kingdom's Financial Conduct Authority ("FCA") announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility cannot yet be determined.

Investor Relations Information

As part of Aberdeen Standard's commitment to shareholders, we invite you to visit the Fund on the web at www.aberdeenfco.com. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, and other Fund literature.

Enroll in Aberdeen Standard's email services and be among the first to receive the latest closed-end fund news, announcements, videos, and other information. In addition, you can receive electronic versions of important Fund documents including annual reports, semi-annual reports, prospectuses, and proxy statements. Sign up today at https://www.aberdeenstandard.com/en-us/cefinvestorcenter/contact-us/preferences.

Contact Us:

•	Visit: https://www.aberdeenstandard.com/en-us/cefinvestorcenter;
•	Email: Investor.Relations@aberdeenstandard.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).

Yours sincerely,

/s/ Christian Pittard

Christian Pittard
President

All amounts are U.S. Dollars unless otherwise stated.

2	Aberdeen Global Income Fund, Inc.

Loan Facility and the Use of Leverage (unaudited)

Loan Facility and the Use of Leverage

The Fund utilizes leverage to seek to increase the yield for its shareholders. The amounts borrowed from the Fund's loan facility may be invested to seek to return higher rates than the rates in the Fund's portfolio. However, the cost of leverage could exceed the income earned by the Fund on the proceeds of such leverage. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's common stock will decrease. In addition, in the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Non-recurring expenses in connection with the implementation of the loan facility will reduce the Fund's performance.

The Fund's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the loan facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The Fund is not permitted to declare dividends or other distributions in the event of default under the loan facility. In the event of default under the loan facility, the lender has the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lender may be able to control the liquidation as well. A liquidation of the Fund's collateral assets in an event of default, or a voluntary paydown of the loan facility in order to avoid an event of default, would typically involve administrative expenses and sometimes penalties. Additionally, such liquidations often involve selling off of portions of the Fund's assets at inopportune times which can result in losses when markets are unfavorable. The loan facility has a term of three years and is not a perpetual form of leverage; there can be no assurance that the loan facility will be available for renewal on acceptable terms, if at all.

The credit agreement governing the loan facility includes usual and customary covenants for this type of transaction. These covenants impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments, such as illiquid investments, which are more stringent than those imposed on the Fund by the 1940 Act. The covenants or guidelines could impede management of the Fund from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the loan facility. The covenants also include a requirement that the Fund maintain net assets of no less than $25,000,000.

Prices and availability of leverage are extremely volatile in the current market environment. The Board regularly reviews the use of leverage by the Fund and may explore other forms of leverage. The Fund is authorized to use reverse repurchase agreements as another form of leverage. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements, as with any leveraging techniques, may increase the Fund's return; however, such transactions also increase the Fund's risks in down markets. In 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under its leveraged capital structure cannot yet be determined.

Interest Rate Swaps

The Fund may enter into interest rate swaps to efficiently gain interest rate exposure and hedge interest rate risk.. As of April 30, 2021, the Fund held interest rate swap agreements with an aggregate notional amount of $20,300,000 which represented 100% of the Fund's total borrowings. Under the terms of the agreements currently in effect, the Fund either receives a floating rate of interest (three month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms or pays a floating rate of interest and receives a fixed rate of interest for the terms, and based upon the notional amounts set forth below:

Remaining Term as of April 30, 2021	Receive/(Pay) Floating Rate	Amount (in $ millions)	Fixed Rate Payable (%)
42 months	Receive	$0.1	2.44%
74 months	Receive	$1.0	0.70%
78 months	Receive	$13.5	2.36%
99 months	Receive	$0.7	1.97%
108 months	Receive	$2.0	0.70%
108 months	Receive	$1.0	0.62%
121 months	Receive	$2.0	0.71%

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreements. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund's interest rate risk with respect to the loan facility.

Aberdeen Global Income Fund, Inc.	3

Total Investment Returns (unaudited)

The following table summarizes the average annual Fund performance for the six-month, 1-year, 3-year, 5-year and 10-year periods as of April 30, 2021.

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	9.0%	24.9%	2.3%	3.9%	2.3%
Market Price	32.5%	70.7%	11.4%	10.7%	4.8%

Aberdeen Standard Investments Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements. Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the Fund's dividend reinvestment program. All return data at NAV includes fees charged to the Fund, which are listed in the Fund's Statement of Operations under "Expenses". The Fund's total investment return at NAV is based on the reported NAV on each financial reporting period end. Total investment return at market value is based on changes in the market price at which the Fund's shares traded on the NYSE American during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the Fund's dividend reinvestment program. Because the Fund's shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund's yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.aberdeenfco.com or by calling 800-522-5465.

The net annualized operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2021 was 2.55%. The net annualized operating expense ratio, net of fee waivers, based on the six-month period ended April 30, 2021 was 2.51%. The net annualized operating expense ratio, excluding interest expense and net of fee waivers, based on the six-month period ended April 30, 2021 was 2.09%.

4	Aberdeen Global Income Fund, Inc.

Portfolio Composition (unaudited)

Quality of Investments(1)

As of April 30, 2021, 6.0% of the Fund's total investments were invested in securities where either the issue or the issuer was rated "A" or better by S&P Global Ratings', Moody's Investors Service, Inc. or Fitch Ratings, Inc. or, if unrated, was judged to be the equivalent equlity by the Investment Manager. The table below shows the asset quality of the Fund's portfolio as of April 30, 2021 compared with October 31, 2020 and April 30, 2020:

Date	AAA/Aaa %	AA/Aa %	A %	BBB/Baa %	BB/Ba* %	B* %	C/CCC* %	D* %	NR** %
April 30, 2021	3.2	1.2	1.6	13.2	28.0	36.1	8.0	0.0	8.7
October 31, 2020	5.2	0.0	2.1	16.5	28.5	33.8	6.8	0.1	7.0
April 30, 2020	4.5	0.7	4.2	16.2	28.5	31.1	5.5	0.6	8.7

*	Below investment grade
**	Not Rated
(1)	For financial reporting purposes, credit quality ratings shown above reflect the lowest rating assigned by either S&P Global Ratings, Moody's Investor Serivice, Inc. or Fitch Ratings, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. The Investment Manager evaluates the credit quality of unrated investments based upon, but not limited to, credit ratings for similar investments.

Geographic Composition

The Fund's investments are divided into three categories: Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. The table below shows the geographical composition (with U.S. Dollar-denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund's total investments as of April 30, 2021, compared with October 31, 2020 and April 30, 2020:

Date	Developed Markets %	Investment Grade Developing Markets %	Sub-Investment Grade Developing Markets %
April 30, 2021	45.0	19.6	35.4
October 31, 2020	44.5	20.1	35.4
April 30, 2020	48.1	22.2	29.7

Currency Composition

The table below shows the currency composition, including hedges, of the Fund's total investments as of April 30, 2021, compared with October 31, 2020 and April 30, 2020:

Date	Developed Markets %	Investment Grade Developing Markets %	Sub-Investment Grade Developing Markets %
April 30, 2021	81.1	13.6	5.3
October 31, 2020	78.9	14.9	6.2
April 30, 2020	88.1	7.4	4.5

Aberdeen Global Income Fund, Inc.	5

Portfolio Composition (unaudited) (concluded)

Maturity Composition

As of April 30, 2021, the average maturity of the Fund's total investments was 11.7 years, compared with 11.6 years at October 31, 2020 and 10.5 years at April 30, 2020. The table below shows the maturity composition of the Fund's investments as of April 30 2021, compared with October 31, 2020 and April 30, 2020:

Date	Under 3 Years %	3 to 5 Years %	5 to 10 Years %	10 Years & Over %
April 30, 2021	14.4	22.3	38.9	24.4
October 31, 2020	12.6	23.1	38.4	25.9
April 30, 2020	16.4	18.7	41.3	23.6

Modified Duration*

As of April 30, 2021 the modified duration of the Fund was 5.54 years. This calculation excludes the interest rate swaps that are used to manage the leverage of the overall fund. Excluding swaps will increase portfolio duration.

*	Modified duration is a measure of the sensitivity of the price of a bond to the fluctuations in interest rates.

6	Aberdeen Global Income Fund, Inc.

Summary of Key Rates (unaudited)

The following table summarizes the movements of key interest rates and currencies from April 30, 2021 and the previous six and twelve month periods.

		Apr-21	Oct-20	Apr-20
Australia	90 day Bank Bills	0.04%	0.06%	0.10%
	10 yr bond	0.08%	0.12%	0.25%
	currency USD per 1 AUD	$0.77	$0.70	$0.65
New Zealand	90 day Bank Bills	0.36%	0.28%	0.27%
	10 yr bond	1.65%	0.53%	0.88%
	currency USD per 1 NZD	$0.72	$0.66	$0.62
Malaysia	3-month T-Bills	1.77%	1.57%	2.35%
	10 yr bond	3.11%	2.62%	2.89%
	currency local per 1USD	RM4.10	RM4.16	RM4.30
India	3-month T-Bills	6.11%	6.11%	6.11%
	10 yr bond	6.03%	5.88%	6.11%
	currency local per 1USD	₹74.07	₹74.11	₹75.10
Indonesia	3 months deposit rate	4.09%	4.97%	5.53%
	10 yr bond	6.44%	6.58%	7.83%
	currency local per 1USD	Rp14445.00	Rp14625.00	Rp14875.00
Russia	Zero Cpn 3m	5.01%	4.32%	5.05%
	10 yr bond	7.11%	6.15%	6.12%
	currency local per 1USD	₽75.08	₽79.49	₽73.95
Yankee Bonds	Mexico	3.02%	3.36%	4.45%
	Indonesia	2.29%	1.96%	3.38%
	Argentina	23.20%	23.20%	38.57%
	Romania	0.74%	1.31%	3.08%

Aberdeen Global Income Fund, Inc.	7

Portfolio of Investments (unaudited)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—78.4%
AUSTRALIA—0.4%
USD	200	Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)	$234,100
BAHRAIN—0.5%
USD	260	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024(a)	291,437
BARBADOS—0.4%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 05/31/2021(a)(c)	214,725
BRAZIL—3.2%
USD	620	Banco do Brasil SA/Cayman (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024(a)(b)	613,025
USD	200	BRF SA, 5.75%, 03/21/2050(a)(c)	196,220
USD	220	CSN Resources SA, 7.63%, 05/31/2021(a)(c)	228,250
USD	200	Guara Norte Sarl, 5.20%, 06/15/2034(a)(d)	201,500
USD	22	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 05/31/2021(a)	21,539
USD	360	Petrobras Global Finance BV, 5.09%, 01/15/2030	380,430
USD	230	Petrobras Global Finance BV, 5.60%, 10/03/2030(c)	248,285
			1,889,249
CANADA—0.6%
USD	25	GFL Environmental, Inc., 3.75%, 08/01/2022(a)(c)	25,438
USD	30	GFL Environmental, Inc., 4.00%, 08/01/2023(a)(c)	28,708
USD	45	GFL Environmental, Inc., 5.13%, 12/15/2022(a)(c)	47,137
USD	103	NOVA Chemicals Corp., 4.25%, 05/15/2024(a)(c)	101,970
USD	125	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 06/01/2021(a)(c)	129,844
			333,097
CHILE—0.6%
USD	330	Corp. Nacional del Cobre de Chile, 3.75%, 10/15/2030(a)(c)	355,664
CHINA—4.6%
USD	200	China Aoyuan Group Ltd., 6.35%, 02/08/2023(a)(c)	199,050
USD	200	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(b)	204,100
USD	200	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023(a)(c)	211,100
USD	200	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023(a)(c)	220,957
USD	200	Huarong Finance II Co. Ltd., 5.00%, 11/19/2025(a)	155,000
USD	200	Kaisa Group Holdings Ltd., 11.95%, 11/12/2021(a)(c)	212,100
USD	200	Logan Group Co. Ltd., 7.50%, 05/31/2021(a)(c)	204,600
USD	200	Seazen Group Ltd., 6.00%, 08/12/2024(a)	207,600
USD	200	Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 11/05/2023(a)	200,494
USD	265	Shimao Group Holdings Ltd., 5.60%, 07/15/2023(a)(c)	286,200
USD	200	Shimao Group Holdings Ltd., 6.13%, 02/21/2022(a)(c)	208,800
USD	200	Sunac China Holdings Ltd., 6.50%, 07/09/2022(a)(c)	205,756
USD	200	Zhenro Properties Group Ltd., 6.63%, 01/07/2024(a)(c)	185,810
			2,701,567
COLOMBIA—0.3%
USD	200	Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2024(c)	201,626
DOMINICAN REPUBLIC—0.3%
USD	202	AES Andres BV, 5.70%, 05/04/2028(c)	204,529

8	Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
ECUADOR—0.3%
USD	199	International Airport Finance SA, 12.00%, 03/15/2024(a)	$201,033
FRANCE—0.8%
EUR	100	Altice France SA, 5.88%, 02/01/2022(a)(c)	128,040
USD	200	BNP Paribas SA, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030(a)(b)	199,700
EUR	100	La Financiere Atalian SASU, 4.00%, 05/10/2021(a)(c)	117,516
			445,256
GEORGIA—0.4%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023(a)	210,684
GERMANY—2.7%
EUR	200	Aareal Bank AG, 6.67%, 04/30/2022(a)(b)(e)	245,276
EUR	100	CT Investment GmbH, 5.50%, 04/15/2023(a)(c)	121,716
GBP	100	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(b)	149,537
EUR	100	Gruenenthal GmbH, 3.63%, 05/15/2023(a)(c)	122,405
EUR	152	Nidda Healthcare Holding GmbH, 3.50%, 05/10/2021(a)(c)	183,438
EUR	250	PrestigeBidCo GmbH, 6.25%, 05/10/2021(a)(c)	304,676
EUR	60	Schaeffler AG, 2.88%, 12/26/2026(a)(c)	76,854
EUR	106	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 01/15/2022(a)(c)	126,005
EUR	100	Tele Columbus AG, 3.88%, 05/31/2021(a)(c)	122,179
EUR	100	TK Elevator Midco GmbH, 4.38%, 07/15/2023(a)(c)	126,238
			1,578,324
HONDURAS—0.4%
USD	220	Inversiones Atlantida SA, 8.25%, 05/31/2021(a)(c)	222,752
INDIA—3.2%
USD	420	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024(a)	464,100
USD	200	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022(a)(c)	211,760
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	203,986
USD	200	India Green Power Holdings, 4.00%, 02/22/2024(a)	199,600
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	413,772
USD	200	REC Ltd., 5.25%, 11/13/2023(a)	216,090
USD	200	Vedanta Resources Ltd., 6.38%, 07/30/2022(a)	196,100
			1,905,408
INDONESIA—1.8%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023(a)(c)	217,000
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(a)(c)	211,658
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(a)	444,068
USD	217	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049(a)(c)	210,490
			1,083,216
IRELAND—0.3%
USD	160	Cimpress PLC, 7.00%, 06/15/2021(a)(c)	168,400
ISRAEL—0.3%
USD	192	Energean Israel Finance Ltd., 4.88%, 12/30/2025(a)(c)	198,000
ITALY—0.2%
EUR	100	Kedrion SpA, 3.38%, 05/15/2026(a)(c)	120,350

Aberdeen Global Income Fund, Inc.	9

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
JAPAN—0.7%
USD	200	Nissan Motor Co. Ltd., 4.81%, 06/17/2030(a)(c)	$222,068
USD	210	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023(a)(b)	213,150
			435,218
KAZAKHSTAN—2.1%
USD	200	KazMunayGas National Co. JSC, 3.50%, 10/14/2032(a)(c)	207,036
USD	870	KazMunayGas National Co. JSC, 5.75%, 04/19/2047(a)	1,044,887
			1,251,923
KUWAIT—0.4%
USD	200	MEGlobal Canada ULC, 5.00%, 05/18/2025(a)	223,750
LUXEMBOURG—1.4%
EUR	100	Altice France Holding SA, 8.00%, 05/15/2022(a)(c)	130,757
USD	200	Altice France Holding SA, 10.50%, 05/15/2022(a)(c)	225,292
GBP	100	Cidron Aida Finco SARL, 6.25%, 04/01/2024(a)(c)	141,070
EUR	108	LHMC Finco 2 Sarl, 7.25%, 05/31/2021(a)(c)(f)	119,537
EUR	200	Matterhorn Telecom SA, 3.13%, 09/15/2022(a)(c)	239,848
			856,504
MEXICO—2.3%
USD	470	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028(a)(c)	488,217
MXN	4,200	Petroleos Mexicanos, 7.19%, 09/12/2024(a)	194,896
USD	530	Petroleos Mexicanos, 7.69%, 07/23/2049(c)	510,125
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/31/2021(a)(c)	183,487
			1,376,725
MOROCCO—0.5%
USD	255	Vivo Energy Investments BV, 5.13%, 09/24/2023(a)(c)	272,850
NETHERLANDS—1.4%
EUR	139	Lincoln Financing SARL, 3.63%, 06/01/2021(a)(c)	169,129
EUR	100	Lincoln Financing SARL, 3.88%, 05/31/2021(a)(c)(e)	120,225
EUR	100	OCI NV, 3.13%, 11/01/2021(a)(c)	122,990
EUR	100	OCI NV, 3.63%, 10/15/2022(a)(c)	125,508
EUR	100	Stichting AK Rabobank Certificaten, 2.19%, 12/29/2049(a)(b)(g)	157,645
USD	149	Ziggo BV, 5.50%, 01/15/2022(a)(c)	154,972
			850,469
NIGERIA—1.7%
USD	230	IHS Netherlands Holdco BV, 8.00%, 09/18/2022(a)(c)	249,550
USD	297	SEPLAT Petroleum Development Co. PLC, 7.75%, 04/01/2023(a)(c)	303,682
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022(a)	432,995
			986,227
OMAN—0.8%
USD	200	OQ SAOC, 5.13%, 05/06/2028(a)	202,500
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	256,024
			458,524

10	Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
PERU—0.3%
USD	200	Petroleos del Peru SA, 5.63%, 06/19/2047(a)	$206,000
PHILIPPINES—0.9%
USD	260	International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)	287,826
USD	243	Manila Water Co., Inc., 4.38%, 07/30/2025(a)(c)	255,932
			543,758
RUSSIA—1.2%
USD	230	Gazprom PJSC Via Gaz Capital SA, 4.95%, 03/23/2027(a)	253,451
USD	250	Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025(a)(b)	254,790
USD	200	VEON Holdings BV, 7.25%, 01/26/2023(a)(c)	216,500
			724,741
SINGAPORE—1.4%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023(a)(c)	216,608
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022(a)(b)	201,188
USD	210	Puma International Financing SA, 5.00%, 05/10/2021(a)(c)	211,365
USD	210	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)	211,285
			840,446
SOUTH AFRICA—1.9%
USD	210	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	219,618
USD	446	Liquid Telecommunications Financing PLC, 5.50%, 03/04/2023(a)(c)	469,504
USD	400	Sasol Financing USA LLC, 5.50%, 03/18/2030(c)	406,420
			1,095,542
SPAIN—0.4%
USD	200	Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter), 6.50%, 03/05/2025(b)	218,990
SWEDEN—0.4%
EUR	100	Intrum AB, 3.50%, 07/15/2022(a)(c)	121,031
EUR	100	Verisure Holding AB, 3.88%, 07/15/2022(a)(c)	123,059
			244,090
SWITZERLAND—0.4%
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024(a)(b)	215,958
TANZANIA—0.4%
USD	200	HTA Group Ltd., 7.00%, 06/18/2022(a)(c)	213,156
TRINIDAD—0.7%
USD	400	Trinidad Generation UnLtd, 5.25%, 11/04/2027(a)(d)	411,698
TURKEY—1.2%
USD	200	Akbank T.A.S., (fixed rate to 03/16/2022, variable rate thereafter), 7.20%, 03/16/2022(a)(c)	200,794
USD	290	TC Ziraat Bankasi AS, 5.38%, 03/02/2026(a)	278,927
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022(a)	210,200
			689,921

Aberdeen Global Income Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UKRAINE—0.8%
USD	206	Kernel Holding SA, 6.75%, 10/27/2023(a)(c)	$216,815
USD	220	Metinvest BV, 8.50%, 01/23/2026(a)(c)	243,100
			459,915
UNITED ARAB EMIRATES—1.0%
USD	200	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)	215,986
USD	370	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022(a)(b)	381,056
			597,042
UNITED KINGDOM—4.0%
GBP	200	Arqiva Broadcast Finance PLC, 6.75%, 06/01/2021(a)(c)	285,242
EUR	125	eG Global Finance PLC, 6.25%, 10/30/2021(a)(c)	153,016
GBP	100	Jerrold Finco PLC, 5.25%, 01/15/2023(a)(c)	141,730
GBP	142	Lloyds Banking Group PLC, (fixed rate to 12/03/2030, variable rate thereafter), 2.71%, 12/03/2030(a)(c)	197,775
GBP	175	Moto Finance PLC, 4.50%, 06/01/2021(a)(c)	240,596
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025(a)	249,693
GBP	100	RAC Bond Co. PLC, 5.00%, 06/01/2021(a)(c)	138,326
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023(a)(b)	218,620
GBP	100	TalkTalk Telecom Group PLC, 3.88%, 02/20/2022(a)(c)	136,033
GBP	200	Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2023(a)(c)	283,115
GBP	200	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022(a)(b)	293,052
			2,337,198
UNITED STATES—30.4%
USD	126	99 Escrow Issuer, Inc., 7.50%, 01/15/2023(a)(c)	120,658
USD	174	Academy Ltd., 6.00%, 11/15/2023(a)(c)	185,188
USD	229	ACI Worldwide, Inc., 5.75%, 08/15/2021(a)(c)	240,736
USD	163	Adams Homes, Inc., 7.50%, 02/15/2022(a)(c)	170,742
EUR	100	Adient Global Holdings Ltd., 3.50%, 05/15/2024(a)(c)	123,975
USD	80	Adient US LLC, 9.00%, 04/15/2022(a)(c)	88,660
USD	112	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023(a)(c)	119,064
USD	182	Affinity Gaming, 6.88%, 12/01/2023(a)(c)	193,194
USD	151	Ally Financial, Inc., (fixed rate to 05/15/2026, variable rate thereafter), 4.70%, 05/15/2026(b)	153,069
USD	195	Austin BidCo, Inc., 7.13%, 12/15/2023(a)(c)	197,925
USD	148	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 03/01/2024(a)(c)	154,105
USD	160	Ball Corp., 2.88%, 05/15/2030(c)	154,507
USD	105	Banff Merger Sub, Inc., 9.75%, 09/01/2021(a)(c)	111,694
USD	115	Bausch Health Americas, Inc., 8.50%, 07/31/2022(a)(c)	128,081
USD	95	Bausch Health Cos., Inc., 7.00%, 05/31/2021(a)(c)	97,375
USD	235	Berry Global, Inc., 4.50%, 06/01/2021(a)(c)	240,581
USD	134	Boyd Gaming Corp., 8.63%, 06/01/2022(a)(c)	148,365
USD	25	Carnival Corp., 7.63%, 03/01/2024(a)(c)	27,375
USD	95	Carnival Corp., 10.50%, 08/01/2023(a)(c)	111,972
USD	151	CCM Merger, Inc., 6.38%, 11/01/2022(a)(c)	157,795
USD	38	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2024(a)(c)	41,248
USD	171	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 06/01/2021(a)(c)	176,985
USD	74	Cedar Fair LP, 5.25%, 07/15/2024(c)	76,095
USD	23	Centene Corp., 4.25%, 12/15/2022(c)	24,107
USD	39	Centene Corp., 4.63%, 12/15/2024(c)	42,218
USD	172	ChampionX Corp., 6.38%, 06/01/2021(c)	180,170
USD	120	Cheniere Energy Partners LP, 4.50%, 10/01/2024(c)	125,250

12	Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	48	Cheniere Energy, Inc., 4.63%, 10/15/2023(a)(c)	$50,047
USD	165	Cincinnati Bell, Inc., 8.00%, 10/15/2021(a)(c)	174,900
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022(a)(c)	116,620
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024(a)(c)	17,246
USD	85	Cleveland-Cliffs, Inc., 9.88%, 10/17/2022(a)(c)	99,769
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021(a)(c)	246,300
USD	105	Colgate Energy Partners III LLC, 7.75%, 02/15/2024(a)(c)	106,050
USD	15	Commercial Metals Co., 3.88%, 02/15/2026(c)	15,000
USD	13	Consolidated Communications, Inc., 5.00%, 10/01/2023(a)(c)	13,195
USD	188	Consolidated Communications, Inc., 6.50%, 10/01/2023(a)(c)	202,542
USD	75	Continental Resources, Inc., 4.38%, 10/15/2027(c)	81,562
USD	75	Continental Resources, Inc., 5.75%, 07/15/2030(a)(c)	87,000
USD	87	Cornerstone Building Brands, Inc., 6.13%, 09/15/2023(a)(c)	92,771
USD	191	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 05/01/2022(a)(c)	194,342
USD	18	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 06/01/2021(c)	18,473
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024(a)(c)	344,225
USD	145	DISH DBS Corp., 5.00%, 03/15/2023	151,760
USD	180	DISH DBS Corp., 5.88%, 07/15/2022	188,460
USD	81	Encompass Health Corp., 4.50%, 02/01/2023(c)	83,936
USD	37	Encompass Health Corp., 4.75%, 02/01/2025(c)	38,850
USD	90	Encompass Health Corp., 5.13%, 06/01/2021(c)	90,112
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021(a)(c)	123,257
USD	120	Energy Transfer LP, 5.50%, 03/01/2027(c)	139,210
USD	108	Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), 6.75%, 05/15/2025(b)	107,568
USD	92	Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 11/15/2021(a)(c)	96,485
USD	6	EQT Corp., 5.00%, 07/15/2028(c)	6,553
USD	80	EQT Corp., 7.63%, 01/01/2025(c)	92,081
USD	188	ESH Hospitality, Inc., 4.63%, 10/01/2022(a)(c)	199,280
USD	30	Fair Isaac Corp., 4.00%, 12/15/2022(a)(c)	30,413
USD	126	Ford Motor Co., 8.50%, 04/21/2023	141,120
USD	127	Ford Motor Co., 9.00%, 03/22/2025(c)	155,099
USD	243	Ford Motor Co., 9.63%, 01/22/2030(c)	340,807
USD	110	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2023(a)(c)	127,050
USD	103	Frontier Communications Corp., 5.00%, 05/01/2024(a)(c)	105,189
USD	65	FXI Holdings, Inc., 7.88%, 06/01/2021(a)(c)	67,113
USD	68	FXI Holdings, Inc., 12.25%, 11/15/2022(a)(c)	78,710
USD	102	GCI LLC, 4.75%, 10/15/2023(a)(c)	105,060
USD	129	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027(b)	139,965
USD	90	GLP Capital LP / GLP Financing II, Inc., 5.38%, 08/01/2023(c)	98,874
USD	230	Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2022(c)	259,325
USD	68	HCA, Inc., 5.38%, 02/01/2025	75,781
USD	114	HCA, Inc., 5.88%, 08/15/2025(c)	130,957
USD	150	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2024(a)(c)	152,625
USD	217	Howmet Aerospace, Inc., 6.88%, 04/01/2025(c)	251,720
USD	200	Hyundai Capital America, 6.38%, 01/08/2030(a)(c)	254,622
USD	129	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 08/01/2028(a)(c)	125,120
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022(a)(c)	220,591
USD	60	Iron Mountain, Inc., 4.88%, 09/15/2024(a)(c)	61,111
USD	23	Iron Mountain, Inc., 5.00%, 07/15/2023(a)(c)	23,805
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022(a)(c)	146,860
USD	65	Iron Mountain, Inc., 5.25%, 07/15/2025(a)(c)	67,519

Aberdeen Global Income Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable rate thereafter), 4.63%, 11/01/2022(b)	$180,833
USD	93	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/2022(a)(c)	94,395
USD	70	LABL Escrow Issuer LLC, 10.50%, 07/15/2022(a)(c)	77,090
USD	129	LD Holdings Group LLC, 6.13%, 04/01/2024(a)(c)	129,322
USD	280	Lennar Corp., 4.88%, 09/15/2023(c)	306,242
USD	212	LogMeIn, Inc., 5.50%, 09/01/2023(a)(c)	220,959
USD	4	Macy's Retail Holdings LLC, 3.63%, 03/01/2024(c)	4,045
USD	76	Macy's Retail Holdings LLC, 5.88%, 04/01/2024(a)(c)	77,991
USD	97	Macy's, Inc., 8.38%, 06/15/2022(a)(c)	107,013
USD	96	Magic Mergeco, Inc., 5.25%, 11/01/2023(a)(c)	97,200
USD	119	Marriott Ownership Resorts, Inc., 4.75%, 09/15/2022(c)	120,681
USD	205	MDC Holdings, Inc., 3.85%, 07/15/2029(c)	219,350
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022(a)(c)	80,419
USD	115	Minerals Technologies, Inc., 5.00%, 07/01/2023(a)(c)	120,577
GBP	110	MPT Operating Partnership LP / MPT Finance Corp., 2.55%, 11/05/2023(c)	154,916
USD	105	Nabors Industries, Inc., 5.10%, 06/15/2023(c)	98,437
USD	305	Navient Corp., 5.50%, 01/25/2023	319,106
USD	61	Navient Corp., 6.50%, 06/15/2022	63,898
USD	40	NCL Corp. Ltd., 3.63%, 12/15/2021(a)(c)	38,396
USD	74	NCL Corp. Ltd., 5.88%, 12/15/2025(a)(c)	77,330
USD	150	NCL Corp. Ltd., 10.25%, 08/01/2023(a)(c)	176,467
USD	21	NCL Finance Ltd., 6.13%, 12/15/2027(a)(c)	22,120
USD	95	Netflix, Inc., 5.88%, 11/15/2028	115,589
USD	95	New Fortress Energy, Inc., 6.50%, 03/31/2023(a)(c)	96,931
USD	111	Nexstar Broadcasting, Inc., 4.75%, 11/01/2023(a)(c)	113,081
USD	137	Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2023(a)(c)	146,076
USD	22	Nielsen Finance LLC / Nielsen Finance Co., 5.88%, 10/01/2025(a)(c)	24,090
USD	54	Novelis Corp., 4.75%, 01/30/2025(a)(c)	56,160
USD	165	Novelis Corp., 5.88%, 09/30/2021(a)(c)	172,126
USD	15	NRG Energy, Inc., 3.38%, 02/15/2024(a)(c)	14,681
USD	38	NRG Energy, Inc., 3.63%, 02/15/2026(a)(c)	37,229
USD	134	NRG Energy, Inc., 5.25%, 06/15/2024(a)(c)	143,547
USD	60	NRG Energy, Inc., 7.25%, 05/17/2021(c)	62,128
USD	72	Occidental Petroleum Corp., 3.00%, 11/15/2026(c)	68,715
USD	55	Occidental Petroleum Corp., 3.50%, 03/15/2025(c)	55,275
USD	26	Occidental Petroleum Corp., 5.50%, 09/01/2025(c)	27,950
USD	46	Occidental Petroleum Corp., 5.88%, 06/01/2025(c)	50,255
USD	115	Occidental Petroleum Corp., 6.38%, 03/01/2028(c)	128,800
USD	46	Occidental Petroleum Corp., 6.63%, 03/01/2030(c)	52,440
USD	84	OneMain Finance Corp., 4.00%, 09/15/2025(c)	81,270
EUR	100	Organon Finance 1 LLC, 2.88%, 04/30/2024(a)(c)	122,881
USD	189	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022(a)(c)	206,955
USD	124	Playtika Holding Corp., 4.25%, 03/15/2024(a)(c)	123,225
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	136,250
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	141,551
USD	97	Rattler Midstream LP, 5.63%, 07/15/2022(a)(c)	102,214
USD	55	Royal Caribbean Cruises Ltd., 3.70%, 12/15/2027(c)	52,237
USD	55	Royal Caribbean Cruises Ltd., 11.50%, 06/01/2022(a)(c)	63,714
USD	137	Sabre GLBL, Inc., 7.38%, 09/01/2022(a)(c)	149,159
USD	15	Sealed Air Corp., 4.00%, 09/01/2027(a)(c)	15,713
USD	84	Select Medical Corp., 6.25%, 08/15/2022(a)(c)	89,312

14	Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	150	Sirius XM Radio, Inc., 5.50%, 07/01/2024(a)(c)	$162,094
USD	70	Six Flags Entertainment Corp., 4.88%, 06/01/2021(a)(c)	70,438
USD	121	Six Flags Theme Parks, Inc., 7.00%, 07/01/2022(a)(c)	130,725
USD	95	SM Energy Co., 5.00%, 06/01/2021(c)	90,855
USD	96	Spirit AeroSystems, Inc., 7.50%, 04/15/2022(a)(c)	102,867
USD	145	Staples, Inc., 7.50%, 04/15/2022(a)(c)	150,075
USD	35	Staples, Inc., 10.75%, 04/15/2022(a)(c)	36,215
USD	177	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 06/01/2021(a)(c)	184,349
USD	89	Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2024(a)(c)	89,890
USD	309	Tenet Healthcare Corp., 4.63%, 06/01/2021(c)	313,666
USD	81	Tenneco, Inc., 5.13%, 04/15/2024(a)(c)	80,392
USD	39	Townsquare Media, Inc., 6.88%, 02/01/2023(a)(c)	40,658
USD	110	Travel & Leisure Co., 6.60%, 07/01/2025(c)	124,449
USD	115	Travel + Leisure Co., 5.65%, 02/01/2024(c)	125,062
USD	174	Turning Point Brands, Inc., 5.63%, 02/15/2023(a)(c)	179,655
USD	20	Twilio, Inc., 3.63%, 03/15/2024(c)	20,382
USD	57	Twilio, Inc., 3.88%, 03/15/2026(c)	58,496
USD	97	Univision Communications, Inc., 6.63%, 06/01/2023(a)(c)	105,124
USD	199	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022(c)	209,388
USD	21	VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2023(a)(c)	21,169
USD	65	Viking Cruises Ltd., 13.00%, 05/15/2022(a)(c)	76,063
USD	151	Vine Energy Holdings LLC, 6.75%, 04/15/2024(a)(c)	151,065
USD	82	Wolverine World Wide, Inc., 6.38%, 05/15/2022(a)(c)	87,532
			17,975,114
ZAMBIA—0.4%
USD	230	First Quantum Minerals Ltd., 7.50%, 05/10/2021(a)(c)	238,769
		Total Corporate Bonds—78.4% (cost $44,858,187)	46,283,945
GOVERNMENT BONDS—50.0%
ANGOLA—1.4%
USD	760	Angolan Government International Bond, 9.50%, 11/12/2025(a)	833,036
ARGENTINA—1.4%
USD	412	Argentine Republic Government International Bond, 0.13%, 05/31/2021(g)	149,362
USD	755	Argentine Republic Government International Bond, 0.13%, 05/31/2021(g)	237,793
USD	1,293	Argentine Republic Government International Bond, 0.13%, 05/31/2021(g)	416,996
USD	71	Argentine Republic Government International Bond, 1.00%, 06/01/2021	27,020
			831,171
ARMENIA—0.7%
USD	450	Republic of Armenia International Bond, 3.95%, 09/26/2029(a)	430,402
AUSTRALIA—5.8%
AUD	2,900	Australia Government Bond, 2.75%, 11/21/2029(a)	2,465,632
AUD	1,100	Queensland Treasury Corp., 3.50%, 08/21/2030(a)	976,465
			3,442,097
BAHAMAS—1.1%
USD	560	Bahamas Government International Bond, 8.95%, 07/15/2032(a)	621,600

Aberdeen Global Income Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
BAHRAIN—1.0%
USD	390	Bahrain Government International Bond, 4.25%, 01/25/2028(a)	$390,273
USD	229	Bahrain Government International Bond, 5.45%, 09/16/2032(a)	227,168
			617,441
BELARUS—1.3%
USD	200	Republic of Belarus Ministry of Finance, 5.88%, 02/24/2026(a)	193,412
USD	590	Republic of Belarus Ministry of Finance, 6.38%, 02/24/2031(a)	561,291
			754,703
BENIN—0.2%
EUR	100	Benin Government International Bond, 6.88%, 01/19/2052(a)(d)	126,234
BRAZIL—1.5%
BRL	2,100	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	409,602
USD	370	Brazilian Government International Bond, 7.13%, 01/20/2037	467,884
			877,486
COLOMBIA—0.4%
USD	200	Colombia Government International Bond, 5.20%, 11/15/2048(c)	218,730
DOMINICAN REPUBLIC—2.1%
USD	1,230	Dominican Republic International Bond, 5.88%, 01/30/2060(a)	1,226,925
ECUADOR—0.7%
USD	82	Ecuador Government International Bond, Zero Coupon, 07/31/2030(a)(d)(i)	44,440
USD	279	Ecuador Government International Bond, 0.50%, 07/31/2030(a)(d)(g)	233,216
USD	261	Ecuador Government International Bond, 0.50%, 07/31/2040(a)(d)(g)	155,595
			433,251
EGYPT—3.2%
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029(a)	439,000
USD	200	Egypt Government International Bond, 7.63%, 05/29/2032(a)	212,340
USD	860	Egypt Government International Bond, 7.90%, 02/21/2048(a)	844,623
EGP	6,400	Egypt Treasury Bills, Zero Coupon, 06/29/2021(i)	400,476
			1,896,439
EL SALVADOR—0.8%
USD	280	El Salvador Government International Bond, 5.88%, 01/30/2025(a)	288,344
USD	150	El Salvador Government International Bond, 9.50%, 01/15/2052(a)(c)	169,875
			458,219
GEORGIA—0.5%
USD	306	Georgia Government International Bond, 2.75%, 04/22/2026(a)	306,814
GHANA—1.7%
USD	365	Ghana Government International Bond, 7.75%, 04/07/2029(a)(d)	372,939
USD	620	Ghana Government International Bond, 7.63%, 05/16/2029(a)(d)	629,957
			1,002,896
INDONESIA—6.3%
USD	650	Indonesia Government International Bond, 3.50%, 01/11/2028	703,590
USD	1,180	Indonesia Government International Bond, 3.70%, 10/30/2049	1,200,778
IDR	2,600,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	182,556
IDR	780,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	55,797

16	Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
INDONESIA (continued)
IDR	341,000	Indonesia Treasury Bond, 7.00%, 09/15/2030	$24,340
IDR	6,535,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	463,580
IDR	14,800,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	1,107,966
			3,738,607
IRAQ—1.1%
USD	219	Iraq International Bond, 5.80%, 06/14/2021(a)	210,897
USD	400	Iraq International Bond, 6.75%, 03/09/2023(a)	406,680
			617,577
KENYA—1.9%
USD	620	Kenya Government International Bond, 6.88%, 06/24/2024(a)	686,836
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048(a)	437,675
			1,124,511
MALAYSIA—1.6%
MYR	1,000	Malaysia Government Bond, 3.76%, 05/22/2040	231,257
MYR	800	Malaysia Government Bond, 3.83%, 07/05/2034	194,645
MYR	1,100	Malaysia Government Bond, 4.07%, 06/15/2050	255,951
MYR	1,100	Malaysia Government Bond, 4.23%, 06/30/2031	286,145
			967,998
MEXICO—0.9%
MXN	3,800	Mexican Bonos, 6.50%, 06/09/2022	191,058
MXN	7,000	Mexican Bonos, 7.75%, 11/13/2042	343,884
			534,942
NIGERIA—0.7%
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030(a)	211,800
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047(a)	200,976
			412,776
OMAN—1.3%
USD	770	Oman Government International Bond, 7.00%, 01/25/2051(a)	785,294
RUSSIA—4.1%
RUB	57,000	Russian Federal Bond—OFZ, 7.05%, 01/19/2028	771,530
RUB	26,000	Russian Federal Bond—OFZ, 7.60%, 07/20/2022	354,256
RUB	26,000	Russian Federal Bond—OFZ, 7.70%, 03/23/2033	363,625
USD	800	Russian Foreign Bond—Eurobond, 4.75%, 05/27/2026(a)	902,512
			2,391,923
RWANDA—1.0%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(a)	368,532
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023(a)	210,590
			579,122
SAUDI ARABIA—0.8%
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029(a)	468,686
SOUTH AFRICA—0.6%
ZAR	6,500	Republic of South Africa Government Bond, 9.00%, 01/31/2040	370,723

Aberdeen Global Income Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
TURKEY—1.1%
USD	630	Turkey Government International Bond, 6.00%, 03/25/2027	$626,270
UKRAINE—3.6%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026(a)	514,949
USD	1,510	Ukraine Government International Bond, 7.75%, 09/01/2025(a)	1,626,149
			2,141,098
URUGUAY—0.8%
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036(d)	221,155
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	247,954
			469,109
UZBEKISTAN—0.4%
USD	252	Republic of Uzbekistan Bond, 3.70%, 11/25/2030(a)	250,421
		Total Government Bonds—50.0% (cost $28,868,309)	29,556,501
LONG-TERM INVESTMENTS—0.0%
WARRANTS—0.0%
BRL	73,666	DELCO, Series A(h)(j)(k)	–
BRL	61,465	OAS S.A.(h)(j)(k)	–
			–
		Total Long-Term Investments— –% (cost $419,999)	–
SHORT-TERM INVESTMENT—3.6%
UNITED STATES—3.6%
USD	2,092,605	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(l)	2,092,605
		Total Short-Term Investment—3.6% (cost $2,092,605)	2,092,605
		Total Investments—132.0% (cost $76,239,100)(m)	77,933,051
		Liabilities in Excess of Other Assets—(32.0)%	(18,871,400)
		Net Assets—100.0%	$59,061,651

(a)	Denotes a restricted security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(i)	Issued with a zero coupon.
(j)	Non-Income Producing Security.
(k)	Illiquid security.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(m)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

18	Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

AUD—Australian Dollar BRL—Brazilian Real CNY—Chinese Yuan Renminbi EGP—Egyptian Pound EUR—Euro Currency GBP—British Pound Sterling	IDR—Indonesian Rupiah INR—Indian Rupee KRW—South Korean Won MXN—Mexican Peso MYR—Malaysian Ringgit PHP—Philippine Peso	RUB—Russian Ruble SGD—Singapore Dollar THB—Thai Baht USD—U.S. Dollar ZAR—South African Rand

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
07/30/2021	Royal Bank of Canada	AUD	3,775,000	USD	2,939,460	$ 2,909,108	$ (30,352)
Brazilian Real/United States Dollar
06/02/2021	UBS AG	BRL	1,290,000	USD	227,607	236,848	9,241
Chinese Renminbi/United States Dollar
07/28/2021	Citibank N.A.	CNY	24,193,560	USD	3,700,000	3,713,222	13,222
Euro/United States Dollar
05/27/2021	Royal Bank of Canada	EUR	75,000	USD	90,588	90,208	(380)
Philippine Peso/United States Dollar
05/07/2021	UBS AG	PHP	73,149,000	USD	1,500,000	1,516,558	16,558
Singapore Dollar/United States Dollar
05/11/2021	State Street Bank And Trust Company	SGD	4,250,000	USD	3,195,628	3,193,616	(2,012)
South Korean Won/United States Dollar
07/01/2021	UBS AG	KRW	3,896,568,000	USD	3,450,000	3,486,876	36,876
Thai Baht/United States Dollar
06/23/2021	Citibank N.A.	THB	64,050,000	USD	2,038,199	2,056,595	18,396
						$17,203,031	$ 61,549

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
06/02/2021	Deutsche Bank AG	USD	233,147	BRL	1,290,000	$236,848	$ (3,701)
United States Dollar/British Pound
05/27/2021	UBS AG	USD	2,418,041	GBP	1,738,000	2,400,334	17,707
United States Dollar/Euro
05/27/2021	Citibank N.A.	USD	4,148,483	EUR	3,439,000	4,136,359	12,124
05/27/2021	Royal Bank of Canada	USD	120,396	EUR	100,000	120,278	118
05/27/2021	UBS AG	USD	120,818	EUR	100,000	120,278	540
United States Dollar/Indonesian Rupiah
07/14/2021	UBS AG	USD	200,000	IDR	2,964,000,000	203,314	(3,314)
United States Dollar/Mexican Peso
07/14/2021	Citibank N.A.	USD	714,622	MXN	14,570,000	713,672	950

Aberdeen Global Income Fund, Inc.	19

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2021

Sale Contracts Settlement Date*	Counterparty	Amount Purchased			Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/New Russian Ruble
06/02/2021	UBS AG	USD	872,615	RUB	64,703,000	$ 857,690	$ 14,925
						$ 8,788,773	$ 39,349
Total unrealized appreciation on open forward foreign currency exchange contracts							$ 140,657
Total unrealized depreciation on open forward foreign currency exchange contracts							$ (39,759)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At April 30, 2021, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
USD	100,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	$ –	$ (7,520)	$ (7,520)
USD	1,000,000	06/10/2027	Citibank	Receive	3-month LIBOR Index	0.70%	–	25,063	25,063
USD	13,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	–	(1,122,827)	(1,122,827)
USD	700,000	07/23/2029	Citibank	Receive	3-month LIBOR Index	1.97%	–	(31,405)	(31,405)
USD	2,000,000	04/22/2030	Citibank	Receive	3-month LIBOR Index	0.70%	–	143,831	143,831
USD	1,000,000	05/06/2030	Citibank	Receive	3-month LIBOR Index	0.62%	(533)	77,677	77,144
USD	2,000,000	06/02/2031	Citibank	Receive	3-month LIBOR Index	0.71%	–	171,454	171,454
							$ (533)	$ (743,727)	$ (744,260)

See Notes to Financial Statements.

20	Aberdeen Global Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

As of April 30, 2021

Assets
Investments, at value (cost $74,146,495)	$75,840,446
Short-term investments, at value (cost $2,092,605)	2,092,605
Cash at broker for interest rate swaps	772,288
Foreign currency, at value (cost $302,813)	284,978
Interest and dividends receivable	959,681
Receivable for investments sold	730,694
Unrealized appreciation on forward foreign currency exchange contracts	140,657
Receivable for common shares sold	10,162
Variation margin receivable for centrally cleared interest rate swap contracts	141,552
Total assets	80,973,063
Liabilities
Bank loan payable (Note 7)	20,300,000
Payable for investments purchased	1,230,363
Cash due to broker for forward foreign currency contracts	110,000
Investment management fees payable (Note 3)	49,368
Unrealized depreciation on forward foreign currency exchange contracts	39,759
Interest payable on bank loan	15,695
Administration fees payable (Note 3)	9,494
Deferred foreign capital gains tax	6,596
Investor relations fees payable (Note 3)	4,301
Director fees payable	345
Other accrued expenses	145,491
Total liabilities	21,911,412

Net Assets	$59,061,651
Composition of Net Assets:
Common stock (par value $.001 per share) (Note 5)	$8,739
Paid-in capital in excess of par	66,607,314
Distributable accumulated loss	(7,554,402)
Net Assets	$59,061,651
Net asset value per share based on 8,738,829 shares issued and outstanding	$6.76

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.	21

Statement of Operations (unaudited)

For the Six-Month Period Ended April 30, 2021

Net Investment Income:
Income
Interest and amortization of discount and premium (net of foreign withholding taxes of $14,510)	$ 2,124,032
Total Investment Income	2,124,032
Expenses:
Investment management fee (Note 3)	259,410
Director fees and expenses	118,026
Administration fee (Note 3)	49,887
Independent auditors' fees and expenses	40,253
Bank loan fees and expenses	35,458
Reports to shareholders and proxy solicitation	28,983
Investor relations fees and expenses (Note 3)	27,690
Custodian fees and expenses	21,503
Transfer agent's fees and expenses	15,401
Insurance expense	14,601
Legal fees and expenses	5,399
Miscellaneous	20,993
Total operating expenses, excluding interest expense	637,604
Interest expense (Note 7)	123,903
Total operating expenses before reimbursed/waived expenses	761,507
Less: Investor relations fee waiver (Note 3)	(12,769)
Net operating expenses	748,738

Net Investment Income	1,375,294
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investment transactions (including $0 capital gains tax)	267,112
Interest rate swaps	(16,659)
Forward foreign currency exchange contracts	405,418
Foreign currency transactions	(500,364)
155,507
Net change in unrealized appreciation/(depreciation) on:
Investments (including change in deferred capital gains tax of $1,006)	1,833,770
Interest rate swaps	880,331
Forward foreign currency exchange rate contracts	(43,978)
Foreign currency translation	1,320,532
3,990,655
Net gain from investments and interest rate swaps	4,146,162
Net Increase in Net Assets Resulting from Operations	$ 5,521,456

See Notes to Financial Statements.

22	Aberdeen Global Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Increase/(Decrease) in Net Assets
Operations:
Net investment income	$ 1,375,294	$ 2,814,241
Net realized gain/(loss) from investments, interest rate swaps and futures contracts	250,453	(1,433,868)
Net realized loss from foreign currency transactions	(94,946)	(1,421,697)
Net change in unrealized appreciation/(depreciation) on investments and interest rate swaps	2,714,101	(4,280,503)
Net change in unrealized appreciation on foreign currency translation	1,276,554	423,307
Net increase/(decrease) in net assets resulting from operations	5,521,456	(3,898,520)
Distributions to Shareholders from:
Distributable earnings	(3,668,416)	(1,521,227)
Tax return of capital	–	(5,808,228)
Net decrease in net assets from distributions	(3,668,416)	(7,329,455)
Reinvestment of dividends resulting in the issuance of 7,883 and 6,157 shares of common stock, respectively	60,262	40,882
Change in net assets resulting from operations	1,913,302	(11,187,093)
Net Assets:
Beginning of period	57,148,349	68,335,442
End of period	$ 59,061,651	$ 57,148,349

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.	23

Statement of Cash Flows (unaudited)

For the six months ended April 30, 2021

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$ 5,521,456
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(22,498,922)
Investments sold and principal repayments	25,071,739
Increase in short-term investments, excluding foreign government securities	(1,375,675)
Net amortization/accretion of premium (discount)	189,903
Decrease in receivable for common shares sold	331
Increase in cash at broker for forward foreign currency exchange contracts	30,000
Decrease in interest and dividends receivable	166,081
Net change unrealized (appreciation) depreciation on forward foreign currency exchange contracts	43,978
Increase in prepaid expenses	16,599
Decrease in interest payable on bank loan	(2,181)
Decrease in accrued investment management fees payable	(450)
Increase in other accrued expenses	3,605
Decrease in deferred foreign capital gains tax	(7,602)
Net change in unrealized depreciation from investments	(1,833,664)
Net change in unrealized depreciation from foreign currency translations	(1,320,532)
Net realized gain on investment transactions	(267,112)
Net cash provided by operating activities	3,737,554
Cash Flows from Financing Activities
Decrease in payable due to custodian	(2,759,998)
Distributions paid to shareholders	(3,668,416)
Net cash paid (received) for swap contracts	(117,760)
Net cash used in financing activities	$ (6,546,174)
Effect of exchange rate on cash	(8,048)
Net change in cash	(2,816,668)
Unrestricted and restricted cash and foreign currency, beginning of period	3,873,934
Unrestricted and restricted cash and foreign currency, end of period	$ 1,057,266
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings:	$ 126,084

24	Aberdeen Global Income Fund, Inc.

Statement of Cash Flows (concluded)

For the six months ended April 30, 2021

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Six-Month Period Ended April 30, 2021 (unaudited)	Year Ended October 31, 2020
Cash	$ –	$ 2,607,987
Foreign currency, at value	284,978	220,572
Cash at broker for interest rate swaps	772,288	873,364
Cash at broker for forward foreign currency contracts	–	20,000
Due from broker	–	152,011
	$ 1,057,266	$ 3,873,934

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.	25

Financial Highlights

	For the Six-Month Period Ended April 30, 2021		For the Fiscal Years Ended October 31,
	(unaudited)		2020	2019	2018	2017	2016
PER SHARE OPERATING PERFORMANCE(a):
Net asset value per common share, beginning of period	$ 6.55		$7.83	$7.99	$9.17	$9.22	$9.38
Net investment income	0.16		0.32	0.35	0.44	0.47	0.33	(b)
Net realized and unrealized gains/(losses) on investments, interest rate swaps, futures contracts and foreign currency transactions	0.47		(0.76)	0.33	(0.78)	0.32	0.33
Total from investment operations applicable to common shareholders	0.63		(0.44)	0.68	(0.34)	0.79	0.66
Distributions to common shareholders from:
Net investment income	(0.42)		(0.17)	(0.36)	(0.16)	(0.14)	–
Tax return of capital	–		(0.67)	(0.48)	(0.68)	(0.70)	(0.84)
Total distributions	(0.42)		(0.84)	(0.84)	(0.84)	(0.84)	(0.84)
Capital Share Transactions:
Impact of open market repurchase program (Note 6)	–		–	–	–	–	0.02
Total from capital transactions	–		–	–	–	–	0.02
Net asset value per common share, end of period	$6.76		$6.55	$7.83	$7.99	$9.17	$9.22
Market value, end of period	$8.53		$6.80	$8.41	$8.22	$8.96	$8.46
Total Investment Return Based on(c):
Market value	32.49%		(8.35%)	13.46%	1.27%	16.74%	15.48%
Net asset value	9.01%		(5.18%)	8.68%	(3.81)%	9.63%	8.81%	(b)
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$59,062		$57,148	$68,335	$69,693	$79,995	$80,606
Average net assets applicable to common shareholders (000 omitted)	$60,192		$60,738	$69,229	$76,372	$79,658	$81,601
Net operating expenses, net of fee waivers	2.51%	(d)	2.89%	3.45%	3.03%	2.77%	2.47%
Net operating expenses, excluding fee waivers	2.55%	(d)	2.93%	3.46%	3.06%	2.78%	2.49%
Net operating expenses, excluding interest expense, net of fee waivers	2.09%	(d)	2.11%	2.04%	1.89%	1.98%	1.90%
Net investment income	4.61%	(d)	4.63%	4.47%	5.04%	5.18%	3.59%	(b)
Portfolio turnover	29%	(e)	75%	59%	45%	95%	80%
Senior securities (loan facility) outstanding (000 omitted)	$20,300		$20,300	$29,300	$28,600	$31,500	$31,500
Asset coverage ratio on revolving credit facility at period end	391%		382%	333%	344%	354%	356%
Asset coverage per $1,000 on revolving credit facility at period end(f)	$ 3,909		$3,815	$3,332	$3,437	$3,540	$3,559

(a)	Based on average shares outstanding.
(b)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of a one-time reimbursement for overbilling of prior years' custodian out-of-pocket fees. If such amounts were excluded, the Net Investment Income per share, Total Investment Return on Net Asset Value, and Ratio of Net Investment Income to Average Net Assets would have been $0.31, 8.58%, and 3.36%.

26	Aberdeen Global Income Fund, Inc.

Financial Highlights (concluded)

(c)	Total investment return based on market value is calculated assuming that shares of the Fund's common stock were purchased at the closing market price as of the beginning of the period, dividends, capital gains and other distributions were reinvested as provided for in the Fund's dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund's net asset value is substituted for the closing market value.
(d)	Annualized.
(e)	Not annualized.
(f)	Asset coverage ratio is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of any borrowings.

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Global Income Fund, Inc.	27

Notes to Financial Statements (unaudited)

April 30, 2021

1. Organization

Aberdeen Global Income Fund, Inc. (the "Fund") was incorporated in Maryland on June 28, 1991, as a closed-end, non-diversified management investment company. The Fund's principal investment objective is to provide high current income by investing primarily in fixed income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Fund's Board upon 60 days' prior written notice to shareholders. The Fund's investments are divided into three categories: Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. "Developed Markets" are those countries contained in the FTSE World Government Bond Index, New Zealand, Luxembourg and the Hong Kong Special Administrative Region. As of April 30, 2021, securities of the following countries comprised the FTSE World Government Bond Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Malaysia, Mexico, Netherlands, Norway, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, the United Kingdom and the United States. "Investment Grade Developing Markets" are those countries whose sovereign debt is rated not less than Baa3 by Moody's Investors Services Inc. ("Moody's") or BBB- by S&P Global Ratings ("S&P") or comparably rated by another appropriate nationally or internationally recognized ratings agency. "Sub-Investment Grade Developing Markets" are those countries that are not Developed Markets or Investment Grade Developing Markets. Under normal circumstances, at least 60% of the Fund's total assets are invested in fixed income securities of issuers in Developed Markets or Investment Grade Developing Markets, whether or not denominated in the currency of such country; provided, however, that the Fund invests at least 40% of its total assets in fixed income securities of issuers in Developed Markets. The Fund may invest up to 40% of its total assets in fixed income securities of issuers in Sub-Investment Grade Developing Markets, whether or not denominated in the currency of such country. There can be no assurance that the Fund will achieve its investment objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

2. Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly

28	Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

transactions of an institutional "round lot" size and the strategies employed by the Fund's investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value ("NAV"). Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1 – Quoted Prices ($)	Level 2 – Other Significant Observable Inputs ($)	Level 3 – Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Fixed Income Investments
Corporate Bonds	$–	$46,283,945	$–	$46,283,945
Government Bonds	–	29,556,501	–	29,556,501
Warrants	–	–	0	0
Total Fixed Income Investments	–	75,840,446	–	75,840,446
Short-Term Investment	2,092,605	–	–	2,092,605
Total Investments	$2,092,605	$75,840,446	$–	$77,933,051

Aberdeen Global Income Fund, Inc.	29

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

Investments, at Value	Level 1 – Quoted Prices ($)	Level 2 – Other Significant Observable Inputs ($)	Level 3 – Significant Unobservable Inputs ($)	Total ($)
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$–	$418,025	$–	$418,025
Forward Foreign Currency Exchange Contracts	–	140,657	–	140,657
Total Other Financial Instruments	$–	$558,682	$–	$558,682
Total Assets	$2,092,605	$76,399,128	$0	$78,491,733
Liabilities
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$–	$(1,161,752)	$–	$(1,161,752)
Forward Foreign Currency Exchange Contracts	–	(39,759)	–	(39,759)
Total Liabilities – Other Financial Instruments	$–	$(1,201,511)	$–	$(1,201,511)

Amounts listed as "–" are $0 or round to $0.

During the six-month period ended April 30, 2021, there have been no transfers between levels and no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of the six-month period in relation to net assets were not significant (0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2021 is not presented. The valuation technique used at April 30, 2021 was fair valuation at zero pursuant to procedures approved by the Fund's Board of Directors.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)   market value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and

(ii)  purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund's books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar

30	Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

rises in value against foreign currency, the Fund's investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

d. Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or use as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates. During the six-month period ended April 30, 2021, the Fund used forward contracts to hedge its currency exposure.

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that a counterparty to a forward contract may default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of default.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows and/or meet certain obligations at specified intervals based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) or the occurrence of a credit event with respect to an underlying reference obligation (in the case of a credit default swap) for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the amount of the difference between the two payments. Except for currency swaps and credit default swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination of the transaction.

Traditionally, swaps were customized, privately negotiated agreements executed between two parties ("OTC Swaps") but since 2013, certain swaps are required to be cleared pursuant to rules and regulations related to the Dodd – Frank Wall Street Reform and Consumer Protection Act ("Dodd Frank") and/or Regulation (EU) No 648/2012 on OTC Derivatives, Central Counterparties and Trade Repositories ("EMIR") ("Cleared Swaps"). Like OTC Swaps, Cleared Swaps are negotiated bilaterally. Unlike OTC Swaps, the act of clearing results in two swaps executed between each of the parties and a central counterparty ("CCP"), and thus the counterparty credit exposure of the parties is to the CCP rather than to one another. Upon entering into a Cleared Swap, the Fund is required to pledge an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as "initial margin". Subsequent

Aberdeen Global Income Fund, Inc.	31

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

payments, known as "variation margin," are calculated each day, depending on the daily fluctuations in the fair value/ market value of the underlying assets. An unrealized gain or loss equal to the variation margin is recognized on a daily basis. When the contract matures or is terminated, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on swap contracts. As of March 2017, the Fund may be required to provide variation and/or initial margin for OTC Swaps pursuant to further rules and regulations related to Dodd Frank and EMIR. The margin requirements associated with OTC Swaps and Cleared Swaps may not be the same.

The rights and obligations of the parties to a swap are memorialized in either an International Swap Dealers Association, Inc. Master Agreement ("ISDA") for OTC Swaps or a futures agreement with an OTC addendum for Cleared Swaps ("Clearing Agreement"). These agreements are with certain counterparties whose creditworthiness is monitored on an ongoing basis by risk professionals. Both the ISDA and Clearing Agreement maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of default or termination by one party may give the other party the right to terminate and settle all of its contracts.

Entering into swap agreements involves, to varying degrees, elements of credit, market and interest risk in excess of the amounts reported on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Fund's maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by the posting of collateral by the counterparties to the Funds to cover the Fund exposure to the counterparty.

Interest Rate Swaps:

The Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Interest rate swap contracts may have a term that is greater than one year, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. Net payments of interest are recorded as realized gains or losses. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Fund and changes in the value of swap contracts are recorded as unrealized gains or losses. During the six-month period ended April 30, 2021, the Fund used interest rate swaps to hedge the interest rate risk on the Fund's Revolving Credit Facility (as defined below).

Summary of Derivative Instruments:

The Fund may use derivatives for various purposes as noted above. The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2021:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments and Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate swaps* (interest rate risk)	Unrealized appreciation on receivable for centrally cleared interest rate swaps	$418,025	Unrealized depreciation payable for centrally cleared interest rate swaps	$1,161,752
Forward foreign currency exchange contracts (foreign exchange risk)	Unrealized appreciation on forward foreign currency exchange contracts	$140,657	Unrealized depreciation on forward foreign currency exchange contracts	$39,759
Total		$558,682		$1,201,511

*	The values shown reflect unrealized appreciation/(depreciation) and the values shown in the Statement of Assets and Liabilities reflects variation margin.

Amounts listed as " – " are $0 or round to $0.

32	Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

The Fund has transactions that may be subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities as of April 30, 2021 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
	Assets				Liabilities
Forward foreign currency(2)
Citibank N.A.	$44,692	$–	$(10,000)	$34,692	$–	$–	$–	$–
Deutsche Bank AG	–	–	–	–	3,701	–	–	3,701
Royal Bank of Canada	118	(118)	–	–	30,732	(118)	–	30,614
State Street Bank And Trust Company	–	–	–	–	2,012	–	–	2,012
UBS AG	95,847	(3,314)	(92,533)	–	3,314	(3,314)	–	–

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Includes financial instruments (swaps and forwards) which are not subject to a master netting arrangement across funds, or other another similar arrangement.
(3)	Net amounts represent the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting arrangements with the same legal entity.

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2021:

Derivatives Not Accounted For as Hedging Instruments	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Interest rate swaps (interest rate risk)	Realized/Unrealized Gain/(Loss) from Investments, Interest Rate Swaps, Futures Contracts and Foreign Currencies	$(16,659)	$880,331
Forward foreign currency exchange contracts (foreign exchange risk)		$405,418	$(43,978)
Total		$388,759	$836,353

Aberdeen Global Income Fund, Inc.	33

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2021. The table below summarizes the weighted average values of derivatives holdings for the Fund during the six-month period ended April 30, 2021.

Derivative	Average Notional Value
Purchase Forward Foreign Currency Contracts	$17,813,557
Sale Forward Foreign Currency Contracts	9,334,092
Interest Rate Swap Contracts	20,300,000

The Fund values derivatives at fair value, as described in the Statement of Operations. Accordingly, the Fund does not follow hedge accounting even for derivatives employed as economic hedges.

e. Bank Loans:

The Fund may invest in bank loans. Bank loans include floating and fixed-rate debt obligations. Floating rate loans are debt obligations issued by companies or other entities with floating interest rates that reset periodically. Bank loans may include, but are not limited to, term loans, delayed funding loans, bridge loans and revolving credit facilities. Loan interest will primarily take the form of assignments purchased in the primary or secondary market but may include participations. Floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender's portion of the floating rate loan.

The Fund may also enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount established by the loan agreement. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

See "Bank Loan Risk" under "Portfolio Investment Risks" for information regarding the risks associated with an investment in bank loans.

f. Security Transactions, Investment Income and Expenses:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and foreign currency transactions are calculated on the identified cost basis. Interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities.

g. Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains, net realized long-term capital gains and return of capital distributions, if necessary, on a monthly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

h. Federal Income Taxes:

The Fund intends to continue to qualify as a "regulated investment company" by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

34	Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

i. Foreign Withholding Tax:

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

j. Cash Flow Information:

The Fund invests in securities and distributes dividends from net investment income and net realized gains on investment and currency transactions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash includes domestic and foreign currency as well as cash in segregated accounts for financial futures, swaps, and forward contracts which has been designated as collateral.

3. Agreements and Transactions with Affiliates

a. Investment Manager, Investment Adviser, Investment Sub-Adviser and Fund Administrator:

Aberdeen Standard Investments (Asia) Limited ("ASIAL" or the "Investment Manager") serves as investment manager to the Fund, pursuant to a management agreement (the "Management Agreement"). Aberdeen Standard Investments Australia Limited (the "Investment Adviser") serves as the investment adviser and Aberdeen Asset Managers Limited (the "Sub- Adviser") serves as the sub-adviser, pursuant to an advisory agreement and a sub-advisory agreement, respectively. The Investment Manager, the Investment Adviser and the Sub-Adviser (collectively, the "Advisers") are wholly-owned indirect subsidiaries of Standard Life Aberdeen plc ("SLA plc"). In rendering advisory services, the Advisers may use the resources of investment advisor subsidiaries of SLA plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Advisers.

The Investment Manager manages the Fund's investments and makes investment decisions on behalf of the Fund, including the selection of and the placement of orders with, brokers and dealers to execute portfolio transactions on behalf of the Fund. At the Investment Manager's request, the Investment Adviser will make recommendations of the overall structure of the Fund's portfolio including asset allocation advice and general advice on investment strategy. The Sub-Adviser manages the portion of the Fund's assets that the Investment Manager allocates to it. The Investment Adviser and Sub-Adviser are paid by the Investment Manager, not the Fund.

The Management Agreement provides the Investment Manager with a fee, payable monthly by the Fund, at the following annual rates: 0.65% of the Fund's average weekly Managed Assets up to $200 million, 0.60% of Managed Assets between $200 million and $500 million, and 0.55% of Managed Assets in excess of $500 million. Managed Assets is defined in the Management Agreement as net assets plus the amount of any borrowings for investment purposes.

For the six-month period ended April 30, 2021, ASIAL earned $259,410 from the Fund for investment management fees.

Aberdeen Standard Investments, Inc. ("ASII"), an affiliate of the Advisers, is the Fund's administrator, pursuant to an agreement under which ASII receives a fee, payable monthly by the Fund, at an annual fee rate of 0.125% of the Fund's average weekly Managed Assets up to $1 billion, 0.10% of the Fund's average weekly Managed Assets between $1 billion and $2 billion, and 0.075% of the Fund's average weekly Managed Assets in excess of $2 billion. For the six-month period ended April 30, 2021, ASII earned $49,887 from the Fund for administration services.

b. Investor Relations:

Under the terms of the Investor Relations Services Agreement, ASII provides and/or engages third parties to provide investor relations services to the Fund and certain other funds advised by ASIAL or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the "Fund's Portion"). However, Investor Relations Services fees are limited by ASII so that the Fund will only pay up to an annual rate of 0.05% of the Fund's average weekly net assets. Any difference between the capped rate of 0.05% of the Fund's average weekly net assets and the Fund's Portion is paid for by ASII.

Pursuant to the terms of the Investor Relations Services Agreement, ASII (or third parties hired by ASII), among other things, provides objective and timely information to shareholders based on publicly-available information; provides information efficiently through the use of technology while offering shareholders immediate access to

Aberdeen Global Income Fund, Inc.	35

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

knowledgeable investor relations representatives; develops and maintains effective communications with investment professionals from a wide variety of firms; creates and maintains investor relations communication materials such as fund manager interviews, films and webcasts, publishes white papers, magazine articles and other relevant materials discussing the Fund's investment results, portfolio positioning and outlook; develops and maintains effective communications with large institutional shareholders; responds to specific shareholder questions; and reports activities and results to the Board and management detailing insight into general shareholder sentiment.

During the six-month period ended April 30, 2021, the Fund incurred investor relations fees of approximately $27,690. For the six-month period ended April 30, 2021, ASII bore $12,769 of the investor relations cost allocated to the Fund because the investor relations fees were above 0.05% of the Fund's average weekly net assets on an annual basis.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2021, were $22,347,757 and $23,857,202, respectively.

5. Capital

The authorized capital of the Fund is 300 million shares of $0.001 par value per share of common stock. During the six-month period ended April 30, 2021, the Fund did not repurchase any shares pursuant to its Open Market Repurchase Program and reinvested 7,883 shares pursuant to its Dividend Reinvestment and Cash Purchase Plan. As of April 30, 2021, there were 8,738,829 shares of common stock issued and outstanding.

6. Open Market Repurchase Program

On March 1, 2001, the Board approved a stock repurchase program. The Board amended the program on December 12, 2007. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12-month period. The Fund reports repurchase activity on the Fund's website on a monthly basis.

For the six-month period ended April 30, 2021 and fiscal year ended October 31, 2020, the Fund did not repurchase shares through this program.

7. Credit Facility

The Fund may use leverage to the maximum extent permitted by the 1940 Act, which permits leverage to exceed 33 1/3% of the Fund's total assets (including the amount obtained through leverage) in certain market conditions.

The Fund's revolving credit loan facility with The Bank of Nova Scotia was renewed for a 3-year term on February 28, 2020. As of April 30, 2021, the balance of the loan outstanding was $20,300,000. For the six-month period ended April 30, 2021 the average interest rate on the loan facility was 1.22% and the average balance was $20,300,000. The interest expense is accrued on a daily basis and is payable to The Bank of Nova Scotia on a monthly basis.

The amounts borrowed from the loan facility may be invested to return higher rates than the rates in the Fund's portfolio. However, the cost of leverage could exceed the income earned by the Fund on the proceeds of such leverage. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's common stock will decrease. In addition, in the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Non-recurring expenses in connection with the implementation of the loan facility will reduce the Fund's performance.

The Fund's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the loan facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The Fund is not permitted to declare dividends or other distributions in the event of default under the loan facility. In the event of a default under the loan facility, the lenders have the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. A liquidation of the Fund's collateral assets in an event of default, or a voluntary paydown of the loan facility in order to avoid an event of default, would typically involve administrative expenses and could involve penalties. Additionally, such liquidations often involve selling off of portions of the Fund's assets at inopportune times which can result in losses when markets are unfavorable. The loan facility has a term of three years and is not a perpetual form of leverage; there can be no assurance that the loan facility will be available for renewal on acceptable terms, if at all. Bank loan fees and expenses included in the Statement of Operations include fees for the renewal of the loan facility as well as commitment fees for any portion of the loan facility not drawn upon at any time during the period. During the six-month period ended April 30, 2021, the Fund incurred fees of approximately $35,458.

The credit agreement governing the loan facility includes usual and customary covenants for this type of transaction. These covenants impose on the Fund asset coverage requirements, Fund composition

36	Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

requirements and limits on certain investments, such as illiquid investments, which are more stringent than those imposed on the Fund by the 1940 Act. The covenants or guidelines could impede the Investment Manager, Investment Adviser or Sub-Adviser from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies. The covenants also include a requirement that the Fund maintain net assets of no less than $25,000,000. Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the loan facility.

The estimated fair value of the loan facility was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury rate with an equivalent maturity date, the spread between the U.S. insurance and financial debt rate and the U.S. Treasury rate. The following table shows the maturity date, interest rate, notional/carrying amount and estimated fair value outstanding as of April 30, 2021.

Maturity Date	Interest Rate	Notional/ Carrying Amount	Estimated Fair Value
February 28, 2023	1.21%	$20,300,000	$20,371,127

8. Portfolio Investment Risks

a. Bank Loan Risk:

There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund's returns. In addition, bank loans may settle on a delayed basis, resulting in the proceeds from the sale of such loans not being readily available to make additional investments or distributions. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

b. Credit and Market Risk:

A debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.

c. Emerging Markets Risk:

The Fund is subject to emerging markets risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Risks Associated with Foreign Securities and Currencies" below).

d. High-Yield Bonds and Other Lower-Rated Securities Risk:

The Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

e. Interest Rate Risk:

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund may be subject to a greater risk of rising interest rates due to current interest rate environment and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

f. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Aberdeen Global Income Fund, Inc.	37

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Foreign securities may also be harder to price than U.S. securities.

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.

g. Focus Risk:

The Fund may have elements of risk not typically associated with investments in the United States due to focused investments in a limited number of countries or regions subject to foreign securities or currency risks. Such focused investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

h. LIBOR Risk:

Under the revolving credit facility, the Fund is charged interest on amounts borrowed at a variable rate, which may be based on the London Interbank Offered Rate ("LIBOR") plus a spread. Additionally, the Fund may invest in certain debt securities, derivatives or other financial instruments that utilize LIBOR as a "benchmark" or "reference rate" for various interest rate calculations. In 2017, the head of the United Kingdom's Financial Conduct Authority ("FCA") announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility and on the Fund's investments that reference LIBOR cannot yet be determined.

9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

10. Tax Information

The U.S. federal income tax basis of the Fund's investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2021, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$77,528,815	$3,287,601	$(2,883,365)	$404,236

11. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Fund.

12. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021, other than as noted below.

On May 11, 2021 and June 9, 2021, the Fund announced that it will pay on May 28, 2021 and June 30, 2021, a distribution of US $0.07 per share to all shareholders of record as of May 21, 2021 and June 23, 2021, respectively.

On June 2, 2021, the Fund drew an additional $1,300,000 on its revolving credit loan facility.

38	Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

April 30, 2021

At a meeting held on June 16, 2021, the Fund's Board of Directors approved the termination of Aberdeen Standard Investments Australia Limited as Investment Adviser of the Fund, expected to be effective prior to the Fund's fiscal year end, October 31, 2021. Upon the effectiveness of the termination of Aberdeen Standard Investments Australia Limited, ASIAL will continue to serve as the Fund's Investment Manager and AAML will continue to serve as the sub-adviser to the Fund and will maintain responsibility for investing the Fund's assets.

Aberdeen Global Income Fund, Inc.	39

Supplemental Information (unaudited)

Meeting of Shareholders

The Annual Meeting of Shareholders was held virtually on Thursday, April 29, 2021. The description of the proposals and number of shares voted at the meeting are as follows:

1.	To elect one Class II Director to the Board of Directors:

	Votes For	Votes Against	Votes Withheld
William J. Potter	5,823,925	141,527	90,449

2.	To approve the continuation of Term for Director under the Corporate Governance Policies

	Votes For	Votes Against	Votes Withheld
P. Gerald Malone	5,837,201	129,272	89,429
Neville J. Miles	5,828,014	141,972	85,916

40	Aberdeen Global Income Fund, Inc.

Dividend Reinvestment and Optional Cash Purchase Plan (unaudited)

The Fund intends to distribute to stockholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan"), stockholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the "Plan Agent") in the Fund shares pursuant to the Plan, unless such stockholders elect to receive distributions in cash. Stockholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the stockholder by the Plan Agent, as dividend paying agent. In the case of stockholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholders as representing the total amount registered in such stockholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the stockholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the New York Stock Exchange, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date.

Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund's common stock, with an annual maximum contribution of $250,000. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.

If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.

Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare's broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).

Aberdeen Global Income Fund, Inc.	41

Dividend Reinvestment and Optional Cash Purchase Plan (unaudited) (concluded)

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days' prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 505000, Louisville, KY 40233-5000.

42	Aberdeen Global Income Fund, Inc.

Corporate Information

Directors	Administrator
P. Gerald Malone, Chairman	Aberdeen Standard Investments Inc.
Radhika Ajmera	1900 Market Street, Suite 200
Stephen Bird	Philadelphia, PA 19103
Neville J. Miles
William J. Potter	Custodian
Moritz Sell	State Street Bank and Trust Company
1 Lincoln Street
Investment Manager	Boston, MA 02111
Aberdeen Standard Investments (Asia) Limited
21 Church Street	Transfer Agent
#01-01 Capital Square Two	Computershare Trust Company, N.A.
Singapore 049480	P.O. Box 505000
Louisville, KY 40233
Investment Adviser
Aberdeen Standard Investments Australia Limited	Independent Registered Public Accounting Firm
Level 10, 255 George Street	KPMG LLP
Sydney, NSW 2000, Australia	1601 Market Street
Philadelphia, PA 19103
Investment Sub-Adviser
Aberdeen Asset Managers Limited	Legal Counsel
Bow Bells House, 1 Bread Street	Dechert LLP
London United Kingdom	1900 K Street, N.W.
EC4M 9HH	Washington, DC 20006

Investor Relations
Aberdeen Standard investments Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@aberdeenstandard.com

Aberdeen Standard Investments (Asia) Limited

The accompanying Financial Statements as of April 30, 2021, were not audited and accordingly, no opinion is expressed therein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.

Shares of Aberdeen Global Income Fund, Inc. are traded on the NYSE American equities exchange under the symbol "FCO". Information about the Fund's net asset value and market price is available at www.aberdeenfco.com.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

FCO SEMI-ANNUAL

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant during the period covered by the report.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 -	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	A copy of the Registrant’s notices to stockholders, which accompanied distributions paid, pursuant to the Registrant’s Managed Distribution Policy since the Registrant’s last filed N-CSR, are filed herewith as Exhibits 13(c)(1), 13(c)(2), 13(c)(3), 13(c)(4), 13(c)(5), 13(c)(6) and 13(c)(7), as required by the terms of the Registrant’s SEC exemptive order.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Income Fund, Inc.

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Income Fund, Inc.

Date: July 8, 2021

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Global Income Fund, Inc.

Date: July 8, 2021

Exhibit List

13(a)(2) – Rule 30a-2(a) Certifications

13(b) – Rule 30a-2(b) Certifications

13(c)(1), 13(c)(2), 13(c)(3), 13(c)(4), 13(c)(5), 13(c)(6) and 13(c)(7) – Distribution notice to stockholders